NOTE 6 - NOTES PAYABLE: Interest Income and Interest Expense Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Interest Income	$ (5,032)	$ (4)	$ (8,672)	$ (19,017)
Interest Expense	25,206	12,961	37,962	51,470
Origination Fees	68,888	20,000	35,400	20,000
Total of Interest Expense	$ 89,062	$ 32,957	$ 64,690	$ 52,453